Segment reporting (Tables)	12 Months Ended
Dec. 31, 2022
Segment reporting
Schedule of segment reporting

	Domestic	International	Total
For the year ended December 31, 2022:
Revenues	$1,301,908	$34,434	$1,336,342
Gross profit	567,972	11,059	579,031
Long-lived assets	2,462,114	330,471	2,792,585

	Domestic	International	Total
For the year ended December 31, 2021:
Revenues	$1,177,218	$18,769	$1,195,987
Gross profit	562,824	7,007	569,831
Long-lived assets	2,084,142	294,308	2,378,450